RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS (Schedule Of Balances Recorded) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENT [Abstract]
Embedded Derivatives		$ 12,431
Research and Development Component	421	758
Research and development funding arrangement	$ 421	$ 13,189